Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,628,029)	$ (5,862,251)	$ (9,713,467)	$ (6,475,154)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability		57,883	57,883	614,658
(Gain) loss on settlement of debt	(5,057,970)			(186,156)
Stock-based compensation expense	641,552	829,921	1,044,680	968,470
Loss on impairment of intangible asset				75,000
Depreciation and amortization	511,485	816,944	987,991	1,140,362
Amortization of debt discount	1,239,686	1,878,976	2,321,011	2,906,645
Bad debt		345,775		36,456
Right of use asset amortization			(99,634)	26,214
Lease liability amortization	(96,204)	42,339
Changes in assets and liabilities:
Accounts receivable, net	(3,645)	(328,466)	(10,409)	78,478
Prepaid expenses and other current assets	(556,786)	25,172	(20,402)	(70,802)
Accounts payable and accrued liabilities	1,877,179	675,723	916,254	(291,922)
Deferred revenue	(542,900)	1,043,786	884,555	90,433
Accrued interest expense	5,136,419	203,512
Accrued Dividend		(14,233)
Interest payable			2,193,853	284,206
Deposit			(14,233)
Net Cash used in Operating Activities	520,787	(284,919)	(1,252,650)	(855,540)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance payment for acquisition	(100,000)	(250,000)	(250,000)
Purchase of property and equipment	(185,523)	(298,839)	(311,128)	(138,331)
Net Cash used in Investing Activities	(285,523)	(548,839)	(561,128)	(138,331)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes payable	1,067,631	1,257,800	2,027,570	1,482,000
Repayment of convertible notes payable	(294,868)	(895,783)	(771,718)	(45,000)
Proceeds from issuance of common stock		829,000	931,000	846,801
Proceeds from issuance of Series B Preferred Stock		75,000	75,000	525,000
Redemption of Series B Preferred Stock		(487,730)	(487,730)	(63,999)
Finance lease payments	(10,341)	(57,325)	(78,268)	(90,565)
Proceeds from issuance of notes payable		2,516,912	3,458,247	4,377,226
Repayment of notes payable	(1,252,955)	(3,430,411)	(4,408,240)	(4,577,578)
Proceeds from related parties	318,447	224,778	299,280	366,943
Repayment to related parties	(60,000)	(174,431)	(434,584)	(680,807)
Net Cash provided by Financing Activities	(232,086)	(142,190)	610,557	2,140,021
Net change in cash	3,178	(975,948)	(1,203,221)	1,146,150
Cash, beginning of period	1,712	1,204,933	1,204,933	58,783
Cash, end of period	4,890	228,985	1,712	1,204,933
Supplemental cash flow information
Cash paid for interest	701,427	454,366	5,979,456	152,643
Cash paid for taxes
Non-cash Investing and Financing transactions:
Common stock issued for acquisition of subsidiary	2,000,000	2,476,188	2,476,188
Common stock issued for exercised cashless warrant		7	7	1
Settlement of series B preferred stock through issuance of common stock				827,106
Settlement of convertible notes payable through issuance of common stock			653,796	1,842,853
Settlement of convertible notes payable through issuance of preferred common stock	357,592	131,087		65,600
Common stock issued in conjunction with convertible note		140,936	140,937	133,663
Warrant issued in conjunction with debts	1,682,499	47,628	47,628	1,024,780
Dividend Series B preferred stock			104,631	40,149
Resolution of derivative liability upon exercise of warrant		57,883	57,883	139,067
Resolution of derivative liability upon conversion of debt				531,700
Derivative liability recognized as debt discount				390,000
Note payable issued for settlement of License fee payable				1,004,880
Cumulative-effect adjustment from adoption of ASU 2020-06		$ 77,642	77,643
Right of use asset amortization			$ 99,634	$ (26,214)